COMMITMENTS (Detail Textuals 2) (USD $)	1 Months Ended		0 Months Ended	1 Months Ended
	Feb. 20, 2013 Restricted Stock	May 04, 2011 Standby Equity Distribution Agreement	Mar. 04, 2011 Standby Equity Distribution Agreement Restricted Stock	Jun. 21, 2011 Standby Equity Distribution Agreement Restricted Stock	Jun. 21, 2011 Standby Equity Distribution Agreement Restricted Stock Minimum	Jun. 21, 2011 Standby Equity Distribution Agreement Restricted Stock Maximum
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Term Of Contract		2 years
Number of restricted shares issued	125,000	244,216	176,471	67,745
Commitment fee		$ 300,000	$ 150,000
Commitment amount					$ 5,000,000	$ 10,000,000